SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options
Share Option Activities
The following table summarizes the Group’s share option activities with its employees and directors:

	Number of Options		Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	-		-	-	Nil
Granted	5,750,000	US$	0.93	-	Nil
Exercised	-		-	-	Nil
Forfeited	(5,700,000)	US$	0.93	-	Nil
Outstanding as of December 31, 2018	50,000	US$	0.93	4.07	Nil
Vested and expected to vest as of December 31, 2018	50,000	US$	0.93	4.07	Nil
Exercisable as of December 31, 2018	50,000	US$	0.93	4.07	Nil

Fair Value of Options Valuation Assumptions	The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

	For the year ended December 31, 2018

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Performance Shares
Share Option Activities
The following table summarizes the share option activities subject to performance condition:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	1,000,000	US$	1.86	3.60	Nil
Granted	2,500,000	US$	0.93	-	Nil
Exercised	-		-	-	Nil
Forfeited	(1,500,000)	US$	0.93	-	Nil
Outstanding as of December 31, 2018	2,000,000	US$	1.86	2.06	Nil
Vested and expected to vest as of December 31, 2018	2,000,000	US$	1.86	2.06	Nil
Exercisable as of December 31, 2018	365,079	US$	1.86	0.06	Nil

Fair Value of Options Valuation Assumptions	The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Ordinary granted to Incsight Limited (''Incsight'')
Activity of Non-vested Shares	The following table reflects the activity of nonvested shares for the year ended December 31, 2018:

	Number of Options		Weighted-Average Grant-Date Fair Value

Nonvested as of January 1, 2018	1,000,000	US$	6.48
Granted	-		-
Forfeited	(1,000,000)	US$	6.48
Vested	-		-
Nonvested as of December 31, 2018	-		-

Stock options and ordinary shares granted by Red 5
Share Option Activities
The following table summarizes the Red 5’s share option activities with its employees and directors for the year ended December 31, 2018:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	5,476,250	US$	0.053	3.08	Nil
Granted	-		-	-	Nil
Exercised	-		-	-	Nil
Forfeited	(365,000)	US$	0.115	-	Nil
Outstanding as of December 31, 2018	5,111,250	US$	0.049	2.24	Nil
Vested and expected to vest as of December 31, 2018	5,111,250	US$	0.049	2.24	Nil
Exercisable as of December 31, 2018	4,810,176	US$	0.049	2.24	Nil

Options Cancelled and Accelerated Vested Under Service and Performance Condition
Fair Value of Options Valuation Assumptions	The fair value of the options canceled and accelerated vested under service and performance condition was measured on the modification date using Binomial Tree Pricing Model with the following assumptions:

Risk-free interest rate	1.16%-1.62%
Expected life (years)	4.49-5.00
Expected dividend yield	0.00%
Volatility	62%-74%
Fair value of options at modification date	US$0.06-US$0.31

Options Cancelled and Accelerated Vested Under Market Condition
Fair Value of Options Valuation Assumptions
The fair value of the options canceled and accelerated vested under market condition was measured on the modification date using the Monte Carlo Simulation model with the following assumptions:

Risk-free interest rate	1.52%
Expected life (years)	5.00
Expected dividend yield	0.00%
Volatility	72%
Fair value of options at modification date	US$0.18-US$0.25